Federated Premier Municipal Income Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.9%
		Alabama—1.0%
$1,145,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), (Original Issue Yield: 6.250%), (United States Treasury PRF 10/1/2020@100), 6.000%, 10/1/2040	$$1,179,316
415,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.800%, 5/1/2034	418,133
1,000,000		Selma, AL IDB (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	1,072,240
330,000	[1]	Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	393,743
		TOTAL	3,063,432
		Arizona—2.0%
500,000		Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	589,520
335,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	377,247
2,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	2,228,240
1,690,000		Pima County, AZ IDA (Tucson Electric Power Co.), PCR Bonds (Series 2009A), 4.950%, 10/1/2020	1,728,059
290,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2052	343,029
640,000	[1]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	696,947
		TOTAL	5,963,042
		California—10.3%
1,115,000		Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), (United States Treasury PRF 10/1/2020@100), 5.000%, 10/1/2024	1,143,577
1,000,000		California Educational Facilities Authority (Stanford University), Revenue Bonds, 5.250%, 4/1/2040	1,620,890
1,500,000		California Health Facilities Financing Authority (CommonSpirit Health), Revenue Bonds (Series 2011A), 5.250%, 3/1/2027	1,563,840
3,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	3,510,990
600,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	687,420
250,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	284,195
1,000,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	1,168,760
1,000,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2030	1,061,820
1,000,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/1/2034	1,117,250
375,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	417,821
1,110,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	1,277,177
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), 5.750%, 1/15/2046	1,167,600
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-1) TOBs, 5.500%, Mandatory Tender 1/15/2023	1,109,130
165,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2028	187,107
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	2,421,525
1,365,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,780,738
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009B), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	2,523,765
425,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, (United States Treasury PRF 5/1/2020@100), 5.000%, 5/1/2021	427,967
575,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, 5.000%, 5/1/2021	579,036
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), (Original Issue Yield: 5.050%), 5.000%, 3/1/2031	2,080,380
1,000,000		Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), Tobacco Settlement Asset-Backed Refunding Senior Bonds (Series 2019A Class 1), 5.000%, 6/1/2048	1,245,340
1,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), (United States Treasury PRF 5/15/2022@100), 5.000%, 5/15/2031	1,576,930

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,740,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.000%, 5/15/2031	$1,902,690
		TOTAL	30,855,948
		Colorado—4.7%
820,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Completion Bonds (Series 2016), (United States Treasury PRF 12/1/2020@103), 5.500%, 12/1/2045	872,152
1,500,000		Centerra Metropolitian District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), 5.000%, 12/1/2029	1,634,940
500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	569,810
2,000,000		Colorado Health Facilities Authority (Catholic Health Initiatives), Revenue Bonds (Series 2011A), (United States Treasury PRF 2/1/2021@100), 5.250%, 2/1/2031	2,080,060
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012A), 5.000%, 12/1/2027	1,096,550
1,250,000		Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), 5.000%, 1/1/2044	1,408,112
1,000,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), (Original Issue Yield: 5.400%), 5.375%, 9/1/2026	1,022,000
500,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 4.000%, 12/1/2025	527,825
2,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	3,242,526
404,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.000%, 12/1/2033	436,716
1,000,000		University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2037	1,135,960
		TOTAL	14,026,651
		Connecticut—0.7%
1,755,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2037	2,211,633
		Delaware—0.2%
715,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.400%, 2/1/2031	727,949
		District of Columbia—1.6%
250,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2033	292,513
225,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	263,261
500,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	582,705
900,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, (Original Issue Yield: 6.670%), 6.500%, 5/15/2033	1,066,725
1,000,000		District of Columbia, Income Tax Secured Revenue Bonds (Series 2019A), 4.000%, 3/1/2037	1,219,940
1,275,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Dulles Toll Road Subordinate Lien Revenue Refunding Bonds (Series 2019B), (Assured Guaranty Municipal Corp. INS), 4.000%, 10/1/2053	1,474,563
		TOTAL	4,899,707
		Florida—3.7%
1,000,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	1,116,160
800,000	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	752,000
2,000,000		Florida State Department of Transportation (Florida State), Florida Right-of-Way Acquisition and Bridge Construction Bonds (Series 2018B), 4.000%, 7/1/2039	2,367,100
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.000%, 7/1/2042	2,174,460
2,500,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2019B), 4.000%, 10/1/2049	2,932,900
500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.000%, 5/1/2029	535,075
165,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.250%, 6/1/2034	187,620
665,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), (Original Issue Yield: 6.930%), (Step Coupon 11/1/2021@6.610%), 0.000%, 5/1/2040	586,663
415,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), (Original Issue Yield: 6.752%), (Step Coupon 11/1/2024@6.610%), 0.000%, 5/1/2040	301,037
450,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	4

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$210,000	[2,3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	$2
160,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.650%, 5/1/2040	2
155,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), (Original Issue Yield: 6.610%), (Step Coupon 5/1/2022@6.610%), 0.000%, 5/1/2040	136,811
		TOTAL	11,089,834
		Georgia—0.4%
1,000,000		Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2010C), 6.000%, 1/1/2030	1,043,400
		Idaho—0.6%
1,750,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 7.500%), 7.375%, 10/1/2029	1,921,045
		Illinois—9.2%
1,015,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2012A), 5.000%, 12/1/2042	1,102,990
3,000,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	3,417,690
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2053	2,490,100
625,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), (United States Treasury PRF 1/1/2021@100), 6.500%, 1/1/2041	654,325
200,000		Chicago, IL Special Assessment (Lakeshore East Project), Improvement Bonds (Series 2002), (Original Issue Yield: 6.637%), 6.625%, 12/1/2022	200,528
1,000,000		Chicago, IL Special Assessment (Lakeshore East Project), Improvement Revenue Bonds, (Original Issue Yield: 6.769%), 6.750%, 12/1/2032	1,002,330
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2017-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 11/1/2036	1,230,810
419,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	422,277
2,000,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	2,130,460
3,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	3,664,590
1,000,000		Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	1,208,580
1,000,000		Illinois State, UT GO Bonds (Series 2018A), 5.250%, 5/1/2022	1,087,060
295,000		Illinois State, UT GO Bonds (Series 2018B), 5.000%, 5/1/2028	371,659
1,000,000		Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	1,122,290
2,255,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2025	2,459,912
245,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), (United States Treasury PRF 6/15/2020@100), 5.500%, 6/15/2050	248,227
755,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), (United States Treasury PRF 6/15/2020@100), 5.500%, 6/15/2050	764,943
1,600,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.000%, 6/15/2057	1,885,408
1,250,000		Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	1,522,262
500,000		Sales Tax Securitization Corp., IL, Second Lien Sales Tax Securitization Bonds (Series 2020A), 5.000%, 1/1/2036	650,700
		TOTAL	27,637,141
		Indiana—2.8%
930,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2030	1,067,277
500,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.250%, 1/1/2038	569,090
250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	307,873
1,500,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.250%, 10/1/2031	1,600,785
2,000,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2032	2,358,040
2,500,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.250%, 1/1/2021	2,585,650
		TOTAL	8,488,715
		Iowa—0.1%
400,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2019), 3.125%, 12/1/2022	416,088

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Kansas—0.8%
$2,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	$2,291,240
	Kentucky—0.7%
1,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2031	1,086,390
1,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), (Original Issue Yield: 5.950%), 5.750%, 7/1/2049	1,136,630
	TOTAL	2,223,020
	Louisiana—0.9%
1,000,000	Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2024	1,093,460
1,500,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	1,584,525
	TOTAL	2,677,985
	Maine—0.5%
600,000	Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), (Original Issue Yield: 7.000%), 6.750%, 7/1/2041	639,048
665,000	Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), 7.500%, 7/1/2032	718,506
	TOTAL	1,357,554
	Maryland—1.2%
1,500,000	Baltimore, MD (Baltimore, MD Wastewater Utility), Project Revenue Bonds (Series 2019A), 4.000%, 7/1/2044	1,776,060
320,000	Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	365,901
200,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Revenue Bonds (Series A), (Original Issue Yield: 5.250%), (United States Treasury COL), 5.125%, 6/1/2020	202,116
690,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Revenue Bonds (Series B), (Original Issue Yield: 5.875%), (United States Treasury PRF 6/1/2020@100), 5.750%, 6/1/2035	698,349
400,000	Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	450,596
	TOTAL	3,493,022
	Massachusetts—1.4%
2,000,000	Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.000%, 7/15/2040	3,107,040
1,030,000	Massachusetts HEFA (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/1/2023	1,054,452
	TOTAL	4,161,492
	Michigan—4.4%
2,500,000	Michigan Finance Authority Local Government Loan Program (McLaren Health Care Corp.), Revenue Bonds (Series 2019A), 4.000%, 2/15/2050	2,932,450
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	589,690
750,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2032	874,245
600,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	690,342
1,750,000	Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	1,965,530
300,000	Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.000%, 11/15/2041	364,131
3,705,000	Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Refunding Revenue Bonds (Series 2014D), 5.000%, 9/1/2033	4,237,334
1,490,000	Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	1,640,267
	TOTAL	13,293,989
	Minnesota—0.2%
400,000	Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2040	464,024

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Mississippi—0.1%
$315,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	$337,756
		Missouri—0.5%
750,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	866,917
550,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	627,358
		TOTAL	1,494,275
		Montana—0.1%
350,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	383,134
		Nebraska—2.1%
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	2,186,220
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	2,960,820
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2039	1,072,470
		TOTAL	6,219,510
		New Hampshire—0.2%
500,000	[1]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	564,910
		New Jersey—6.3%
2,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2014UU), 5.000%, 6/15/2034	2,841,800
1,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2014PP), 5.000%, 6/15/2031	1,710,645
600,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), (United States Treasury PRF 6/15/2021@100), 6.000%, 6/15/2035	639,828
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,251,510
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2022@100), 5.000%, 1/1/2032	1,647,180
2,600,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2036	3,251,768
2,355,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2046	2,865,493
4,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	4,708,120
		TOTAL	18,916,344
		New Mexico—0.3%
650,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	791,440
		New York—10.0%
1,000,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 5/1/2020	1,006,930
1,000,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Revenue Bonds (Series 2011A), 5.250%, 5/1/2027	1,050,120
570,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), (United States Treasury PRF 2/15/2021@100), 5.750%, 2/15/2047	597,206
430,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 2/15/2047	449,010
900,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1)), 5.000%, 8/1/2036	1,055,898
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.000%, 8/1/2030	2,277,440
250,000		New York City, NY, UT GO Bonds (Series 2014G), 5.000%, 8/1/2030	289,993
1,000,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	1,125,770
1,000,000		New York Liberty Development Corporation (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.000%, 11/15/2031	1,071,040
2,000,000		New York Liberty Development Corporation (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,166,040
2,000,000		New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 1), 5.000%, 9/15/2028	2,168,300
1,030,000		New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 2), 5.000%, 9/15/2043	1,109,197

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$1,450,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2019D), 4.000%, 2/15/2036	$1,781,702
1,650,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2017B), 4.000%, 2/15/2046	1,907,813
2,000,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	2,556,580
1,750,000	New York State Dormitory Authority (New York University), Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	2,276,417
750,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), (United States Treasury PRF 1/1/2022@100), 5.000%, 1/1/2037	809,033
2,805,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2039	3,381,399
2,300,000	New York State Urban Development Corp. (New York State Sales Tax Revenue Bond Fund), State Sales Tax Revenue Bonds (Series 2019A), 4.000%, 3/15/2045	2,743,923
	TOTAL	29,823,811
	North Carolina—1.0%
2,385,000	Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.000%, 1/15/2043	2,542,219
375,000	North Carolina Medical Care Commission (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2035	406,346
	TOTAL	2,948,565
	Ohio—4.5%
1,500,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), (United States Treasury PRF 2/15/2022@100), 5.250%, 2/15/2033	1,629,195
500,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2042	566,285
2,225,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	2,512,114
1,310,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2017A), 5.000%, 1/1/2047	1,525,076
945,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), (Original Issue Yield: 6.220%), (United States Treasury PRF 11/15/2021@100), 6.000%, 11/15/2041	1,027,120
1,440,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	1,575,850
1,500,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2029	1,682,040
800,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2030	895,600
1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2033	1,154,620
750,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2039	865,965
	TOTAL	13,433,865
	Oklahoma—0.6%
325,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2052	403,351
1,000,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	1,236,290
	TOTAL	1,639,641
	Oregon—0.1%
275,000	Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.000%, 11/15/2036	310,717
	Pennsylvania—4.0%
1,090,000	Allegheny County, PA, UT GO Bonds (Series C-77), 4.000%, 11/1/2035	1,291,530
2,000,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2026	2,157,140
1,000,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	1,066,970
1,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2034	1,256,590
1,265,000	Cumberland County, PA Municipal Authority (Asbury Pennsylvania Obligated Group), Refunding Revenue Bonds (Series 2012), 5.250%, 1/1/2032	1,327,655
1,255,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2023	1,372,481

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$450,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	$507,928
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.000%, 8/1/2040	1,178,010
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,184,660
555,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), (Original Issue Yield: 5.875%), 5.625%, 7/1/2042	603,585
	TOTAL	11,946,549
	Puerto Rico—1.4%
3,630,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	4,154,063
	Rhode Island—1.1%
3,000,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	3,282,930
	South Carolina—1.6%
2,000,000	Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-3), 5.000%, 1/1/2024	2,065,380
2,250,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	2,709,720
	TOTAL	4,775,100
	South Dakota—0.6%
1,500,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 6/1/2027	1,663,965
	Tennessee—2.1%
600,000	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.000%, 1/1/2047	628,200
1,750,000	Johnson City, TN Health & Education Facilities Board (Mountain States Health Alliance), Hospital Revenue Bonds (Series 2010), (Original Issue Yield: 6.070%), (United States Treasury PRF 7/1/2020@100), 6.000%, 7/1/2038	1,779,470
2,000,000	Rutherford County, TN Health and Educational Facilities Board (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), (United States Treasury PRF 11/15/2021@100), 5.000%, 11/15/2047	2,142,240
1,500,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2021	1,593,885
	TOTAL	6,143,795
	Texas—11.2%
2,640,000	Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2036	3,068,947
1,050,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), (Original Issue Yield: 6.300%), (United States Treasury PRF 1/1/2021@100), 6.250%, 1/1/2046	1,096,746
270,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), 6.000%, 8/15/2033	313,508
1,000,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2032	1,085,240
2,240,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016B), 4.000%, 12/1/2036	2,596,698
1,500,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2013B), 5.000%, 11/1/2030	1,657,590
1,000,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.050%), 5.000%, 9/1/2034	1,125,450
750,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	837,270
835,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	962,597
1,000,000	Harris County, TX Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	1,104,640
200,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc. ), Education Revenue Bonds (Series 2011A), (United States Treasury PRF 5/15/2021@100), 6.875%, 5/15/2041	214,352
500,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc. ), Education Revenue Bonds (Series 2012A), 5.000%, 2/15/2032	533,000
1,525,000	Houston, TX Higher Education Finance Corp. (Harmony Public Schools ), Education Revenue & Refunding Bonds (Series 2014A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/15/2033	1,732,583
1,500,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 4.000%, 5/15/2049	1,735,125
175,000	New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2036	196,978
835,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2011B), (Original Issue Yield: 5.120%), 5.000%, 1/1/2038	862,029
685,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	795,045

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,500,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	$1,721,820
1,500,000		Port Arthur, TX ISD, UT GO Bonds (Series 2019B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2049	1,761,060
415,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), 7.500%, 11/15/2034	496,875
2,000,000		Spring, TX ISD, Unlimited Tax School Building Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2043	2,340,080
400,000	[2,3]	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	280,000
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	1,503,330
1,275,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), (Original Issue Yield: 6.650%), (Bank of America Corp. GTD), 6.250%, 12/15/2026	1,517,505
235,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	288,312
315,000		Travis County, TX Health Facilities Development Corp. (Longhorn Village), First Mortgage Revenue Refunding Bonds (Series 2012A), (Original Issue Yield: 7.150%), (United States Treasury PRF 1/1/2021@100), 7.000%, 1/1/2032	330,967
3,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2017B), 4.000%, 8/15/2044	3,461,370
		TOTAL	33,619,117
		Washington—2.9%
460,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.250%, 6/1/2031	464,425
2,615,000		Washington State Convention Center Public Facilities District, Revenue Bonds (Series 2018), 5.000%, 7/1/2058	3,231,068
675,000	[1]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.000%, 7/1/2025	765,106
500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	572,030
1,000,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2051	1,118,080
2,000,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	2,551,440
		TOTAL	8,702,149
		Wisconsin—0.8%
1,050,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	1,233,823
1,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	1,165,460
		TOTAL	2,399,283
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $270,482,080)	295,857,830
	[5]	SHORT-TERM MUNICIPALS—1.1%
		New York—0.9%
200,000		New York City, NY Transitional Finance Authority, (Subseries E-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.220%, 3/2/2020	200,000
2,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs, (Landesbank Hessen-Thuringen (Guaranteed) LIQ), 1.220%, 3/2/2020	2,500,000
		TOTAL	2,700,000
		Ohio—0.2%
450,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 1.190%, 3/2/2020	450,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,150,000)	3,150,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $273,632,080)	299,007,830
		OTHER ASSETS AND LIABILITIES—NET[6]	270,057
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(113,600,000)
		LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(1,175,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$184,502,887
At February 29, 2020, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

At February 29, 2020, the Fund had the following outstanding futures contracts.
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[3]United States Treasury Notes 10-Year Long Futures	80	$10,780,000	June 2020	$180,289
The average notional value of long futures contracts held by the Fund throughout the period was $2,695,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2020, these restricted securities amounted to $11,535,554, which represented 6.3% of total net assets.

Additional information on restricted securities held at February 29, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/13/2014	$602,895	$687,420
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/10/2014	$251,202	$284,195
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	8/27/2015	$1,035,428	$1,168,760
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/1/2034	11/13/2014	$1,002,045	$1,117,250
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$375,761	$417,821
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$860,758	$752,000
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$564,427	$627,358
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	1/10/2018	$752,484	$866,917
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$351,274	$377,247
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	6/8/2017	$500,000	$564,910
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$1,000,000	$1,125,770
Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	4/17/2019	$330,000	$393,743
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	7/3/2013	$650,713	$696,947
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.000%, 7/1/2025	7/22/2015	$678,023	$765,106
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$502,866	$572,030
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2051	2/13/2019	$1,033,032	$1,118,080
2	Security in default.
3	Non-income-producing security.
4	Principal amount and interest were not paid upon final maturity.
5	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$295,857,830	$—	$295,857,830
Short-Term Municipals	—	3,150,000	—	3,150,000
TOTAL SECURITIES	$—	$299,007,830	$—	$299,007,830
Other Financial Instruments:[1]
Assets	$180,289	$—	$—	$180,289
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$180,289	$—	$—	$180,289
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
TELA	—Toll Equity Loan Agreement
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes